Annual Fund Operating Expenses	Mar. 28, 2025
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.41%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.29%
Expenses (as a percentage of Assets)	6.63%
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.41%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.29%
Expenses (as a percentage of Assets)	7.38%
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.41%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.29%
Expenses (as a percentage of Assets)	6.88%
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.41%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.29%
Expenses (as a percentage of Assets)	6.38%
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.32%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.20%
Expenses (as a percentage of Assets)	6.29%
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.32%	[2]
Interest Expense	0.02%
Deferred Income Tax Expense	4.86%	[3]
Other Expenses (as a percentage of Assets):	5.20%
Expenses (as a percentage of Assets)	6.29%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.76%
Expenses (as a percentage of Assets)	17.25%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.28%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.76%
Expenses (as a percentage of Assets)	18.00%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.28%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.76%
Expenses (as a percentage of Assets)	17.50%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.28%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.76%
Expenses (as a percentage of Assets)	17.00%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.69%
Expenses (as a percentage of Assets)	16.93%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%	[5]
Interest Expense	2.11%
Deferred Income Tax Expense	13.37%	[6]
Other Expenses (as a percentage of Assets):	15.69%
Expenses (as a percentage of Assets)	16.93%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.83%
Expenses (as a percentage of Assets)	9.02%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.19%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.83%
Expenses (as a percentage of Assets)	9.77%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.19%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.83%
Expenses (as a percentage of Assets)	9.27%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.83%
Expenses (as a percentage of Assets)	8.77%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.74%
Expenses (as a percentage of Assets)	8.68%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%	[8]
Interest Expense	0.02%
Deferred Income Tax Expense	7.62%	[9]
Other Expenses (as a percentage of Assets):	7.74%
Expenses (as a percentage of Assets)	8.68%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.35%
Expenses (as a percentage of Assets)	10.29%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.31%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.35%
Expenses (as a percentage of Assets)	11.04%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.31%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.35%
Expenses (as a percentage of Assets)	10.54%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.31%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.35%
Expenses (as a percentage of Assets)	10.04%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.24%
Expenses (as a percentage of Assets)	9.93%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%	[11]
Interest Expense	0.02%
Deferred Income Tax Expense	9.02%	[12]
Other Expenses (as a percentage of Assets):	9.24%
Expenses (as a percentage of Assets)	9.93%

[1]	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund's potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund's accrued deferred income tax liability if any, is reflected each day in the Fund's net asset value per share. An estimate of deferred income tax expense depends upon the Fund's investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.
[4]	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund's potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund's accrued deferred income tax liability if any, is reflected each day in the Fund's net asset value per share. An estimate of deferred income tax expense depends upon the Fund's investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.
[7]	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
[8]	“Other Expenses” have been restated to reflect current fees.
[9]	“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund's potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund's accrued deferred income tax liability if any, is reflected each day in the Fund's net asset value per share. An estimate of deferred income tax expense depends upon the Fund's investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.
[10]	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
[11]	“Other Expenses” have been restated to reflect current fees.
[12]	“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund's potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund's accrued deferred income tax liability if any, is reflected each day in the Fund's net asset value per share. An estimate of deferred income tax expense depends upon the Fund's investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.